INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2022	2021

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	—%	100.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	100.0%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	—%	45.6%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	—%	45.6%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	100.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* Until the date sale of Algeria on August 5, 2022, the Group had concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see ‘Significant accounting judgments’ below for further details.

Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2022	2021	2022	2021	2022	2021

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	85	96	31	29
Omnium Telecom Algérie S.p.A. (“OTA”)	—%	54.4%	—	732	21	29

Schedule of summarized income statement of subsidiaries before inter-company eliminations
The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below.
Summarized income statement

	Kar-Tel
	2022	2021	2020

Operating revenue	571	529	446
Operating expenses	(403)	(370)	(316)
Other (expenses) / income	(12)	(9)	4
Profit / (loss) before tax	156	150	134
Income tax expense	(33)	(32)	(28)
Profit / (loss) for the year	123	118	106

Total comprehensive income / (loss)	123	118	106
Attributed to NCIs	31	29	26

Dividends paid to NCIs	—	—	—

Schedule of summarized financial position of subsidiaries before inter-company eliminations	Summarized statement of financial position

	Kar-Tel
	2022	2021

Property and equipment	327	300
Intangible assets	178	213
Other non-current assets	39	28
Trade and other receivables	34	29
Cash and cash equivalents	43	46
Other current assets	27	33
Debt and derivatives	(97)	(102)
Provisions	(9)	(6)
Other liabilities	(204)	(158)

Total equity	338	383

Attributed to:
Equity holders of the parent	253	287
Non-controlling interests	85	96

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations	Summarized statement of cash flows

	Kar-Tel
	2022	2021	2020

Net operating cash flows	243	231	184
Net investing cash flows	(127)	(106)	(88)
Net financing cash flows	(117)	(114)	(97)
Net foreign exchange difference	(3)	(1)	(2)
Net increase / (decrease) in cash equivalents	(4)	10	(3)